SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss applicable to shareholders of ordinary shares	$ (8,792)	$ (7,246)	$ (4,053)
Denominator:
Shares of ordinary share and restricted shares used in computing basic net loss per share	10,661,170	9,812,234	3,243,943
Shares of ordinary share and restricted shares used in computing diluted net loss per share	10,661,170	9,812,234	3,243,943
Basic and diluted net loss per share basic (in dollars per share)	$ (0.82)	$ (0.74)	$ (1.25)
Basic and diluted net loss per share diluted (in dollars per share)	$ (0.82)	$ (0.74)	$ (1.25)